Contingent liabilities and financial commitments - Summary of Individual Cases (Details)	12 Months Ended
	Dec. 31, 2022 Case CASE	Dec. 31, 2021 Case
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	665	1,071
Number of plaintiffs | CASE	838
Change in Number Increase/(decrease)	(406)
Change in Number Increase / (Decrease)	(466)
Number of plaintiffs, loss contingency		(1,304)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	206	222
Change in Number Increase / (Decrease)	(16)
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,183	1,200
Change in Number Increase / (Decrease)	(17)
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	46	46
Change in Number Increase / (Decrease)